Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund, Gotham Enhanced 500 Plus Fund, Gotham Short Strategies Fund and Polen Opportunistic High Yield Fund

In planning and performing our audits of the financial statements of (i) Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund and Gotham Enhanced 500 Plus Fund as of and for the years ended September 30, 2023 and 2024; and, (ii) Gotham Short Strategies Fund and Polen Opportunistic High Yield Fund as of and for the year ended September 30, 2023 (constituting twelve series of FundVantage Trust as of September 30, 2023 and constituting ten series of FundVantage Trust as of September 30, 2024, hereafter collectively referred to as the “Funds”) in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.

However, we noted the following:

1.	For Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Hedged Core Fund, Gotham Total Return Fund and Gotham Enhanced 500 Plus Fund, we noted no deficiencies in internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2023 and 2024.

2.	For Gotham Short Strategies Fund and Polen Opportunistic High Yield Fund, we noted no deficiencies in internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2023. We did not audit these funds as of September 30, 2024.

3.	For Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, and Gotham Defensive Long 500 Fund (collectively the “Impacted Funds”), we noted the following deficiency in internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2023 and which continues to exist as of September 30, 2024:

The Impacted Funds did not design and maintain effective controls at the appropriate level of precision to identify offsetting of contra balances within the components of net investment income. This deficiency resulted in an inappropriate offsetting of interest expense against dividend income on the Statement of Operations. This material weakness was identified in 2025 and resulted in the restatement of previously issued financial statements for Gotham Enhanced Return Fund, Gotham Index Plus Fund and Gotham Defensive Long 500 Fund for the year ended September 30, 2023 as presented in the 2024 Certified Shareholder Report included in the N-CSR/A filed on June 9, 2025. The material weakness also resulted in the revision of previously issued financial statements of Gotham Absolute Return Fund and Gotham Neutral Fund in the N-CSR filed on December 9, 2024. Additionally, this material weakness could result in further misstatements related to the components of net investment income and related disclosures that would result in material misstatement to the financial statements that would not be prevented or detected for all Impacted Funds.

Management plans to enhance the Impacted Funds’ controls to remediate the material weakness described above. This plan includes implementation of new review procedures by management to identify the offsetting of contra balances within the components of net investment income so as to determine the appropriate classification in the financial statements We have not performed any procedures to assess this proposed corrective action, including its sufficiency in addressing the material weakness described above.

This report is intended solely for the information and use of the Board of Trustees of FundVantage Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties. This report supersedes our original reports dated November 29, 2023 and December 9, 2024 issued in connection with the audit of the financial statements for the years ended September 30, 2023 and 2024, respectively.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 9, 2025

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